Performance Management - Transamerica Stock Index	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.The fund acquired the assets and assumed the liabilities of two Transamerica Partners funds, including Transamerica Partners Institutional Stock Index (the “predecessor fund”), on April 21, 2017, and the predecessor fund was the accounting and performance survivor of the reorganizations. This means that the predecessor fund's financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the annual operating expenses of Class R4 shares.Absent any applicable fee waivers and/or expense limitations, performance would have been lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended December 31) - Class R4
Bar Chart Closing [Text Block]	Quarter EndedReturnBest Quarter:6/30/202020.45%Worst Quarter:3/31/2020-19.64%
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2025)
Performance Table Narrative	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Availability Website Address [Text]	www.transamerica.com/investments-fund-center
Performance Availability Phone [Text]	1-888-233-4339
R4
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020